Provisions and post-retirement benefits - Summary of Provisions, including post-retirement benefits (footnotes) (Detail) € in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 USD ($)
Disclosure of other provisions [Line Items]
Employee benefits pre-tax charge	$ 3
Other employee entitlements
Disclosure of other provisions [Line Items]
Provision for long service leave	275		$ 283
Provisions for redundancy and severance payments	52		62
Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Closure related receivables	595		$ 574
Wholly or partly funded defined benefit plans
Disclosure of other provisions [Line Items]
Present value of pension assets	89
Cash payment to execute buyout of partially funded pension scheme	$ 294	€ 247